Loans and Borrowings - Narrative (Details) $ / shares in Units, $ in Thousands									12 Months Ended					24 Months Ended		26 Months Ended	36 Months Ended
	Dec. 23, 2021 USD ($) $ / shares shares	Nov. 04, 2021 USD ($)	Oct. 21, 2021 USD ($)	Oct. 08, 2021 USD ($) shares	Aug. 18, 2021 USD ($)	Jul. 15, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Nov. 12, 2020 USD ($)	Nov. 04, 2024	Nov. 04, 2022	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Nov. 04, 2026	Nov. 04, 2023	Jan. 01, 2024 medicaidLife	Nov. 04, 2026
Disclosure of defined benefit plans [line items]
Debt instrument interest rate	50.00%			50.00%
Proceeds from issuance of notes and warrants											$ 270,563	$ 0	$ 0
Repayments of borrowings, and transaction expenses					$ 32,100
Debt instrument, payment frequency, term		6 months
Interest expense on borrowings											1,400	200
Interest payable											2,500	$ 0
Forecast
Disclosure of defined benefit plans [line items]
Debt instrument, interest rate stated percentage				104.00%
Unsecured Notes due 2026
Disclosure of defined benefit plans [line items]
Debt instruments issued				$ 200,000
Unsecured Notes
Disclosure of defined benefit plans [line items]
Debt instruments issued	$ 100,000	$ 200,000			$ 50,000						$ 3,400
Debt discount percentage		95.50%			4.00%
Debt instrument, basis rate				650.00%
Debt instrument, term				5 years	1 year
Debt instrument, redemption price, percentage				100.00%
Proceeds from issuance of notes and warrants			$ 7,200
Debt instrument, step-up margin, target number of Medicaid Lives to value-based care contracts | medicaidLife																100,000
Unsecured Notes | Forecast
Disclosure of defined benefit plans [line items]
Debt instrument, interest rate stated percentage																	107.00%
Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Debt instrument, interest rate stated percentage	100.00%
VNV Loan
Disclosure of defined benefit plans [line items]
Debt instruments issued						$ 15,000
Debt instrument interest rate						14.00%
Convertible Loan Note Agreement
Disclosure of defined benefit plans [line items]
Borrowing capacity								$ 200,000
Share capital								1
Convertible Loan Note Agreement | Tranche 1 Notes
Disclosure of defined benefit plans [line items]
Borrowing capacity								30,000
Convertible Loan Note Agreement | Tranche 2 Notes
Disclosure of defined benefit plans [line items]
Borrowing capacity								70,000
VNV Loan Agreement
Disclosure of defined benefit plans [line items]
Debt discount percentage					10.00%
Debt instruments non-cash conversion					$ 8,000
GHE | Tranche 1 Notes
Disclosure of defined benefit plans [line items]
Issue of convertible instruments								$ 30,000
Debt of issuance to redemption or conversion percentage								11.00%
Class A ordinary shares
Disclosure of defined benefit plans [line items]
Number of shares issued (in shares) | shares				1,757,499							333,925,000	0
Warrant exercised shares (in shares) | shares				1,757,499
Warrant exercise price per share (in usd per share) | $ / shares	$ 15.00
Redemption price per share (in usd per share) | $ / shares	$ 15.00
Class A ordinary shares | Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Number of shares issued (in shares) | shares	878,750
C Preference Shares
Disclosure of defined benefit plans [line items]
Debt converted in preference shares (in shares) | shares							41,012,358
C Preference Shares | Tranche 2 Notes
Disclosure of defined benefit plans [line items]
Issue of convertible instruments							$ 70,000
Bottom of range | Forecast
Disclosure of defined benefit plans [line items]
Debt instrument, interest rate stated percentage										104.00%
Bottom of range | Unsecured Notes | Forecast
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage															8.00%
Bottom of range | Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Debt instrument principal amount	$ 75,000
Weighted average | Unsecured Notes | Forecast
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage									10.00%
Weighted average | Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Debt instruments issued	75,000
Top of range | Unsecured Notes | Forecast
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage														12.00%
Top of range | Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Debt instrument principal amount	$ 100,000